Securities and other financial assets, net (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Securities and other financial assets, net
Number of shares sold | shares	261,164
Cumulative fair value of the shares sold	$ 1,700
Cumulative loss recognized in OCI	$ 602